Lease Liabilities (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of lease liabilities
$
Balance at July 31, 2019	-
Adjustment on adoption of IFRS 16	21,360
Balance at August 1, 2019	21,360
Lease additions	9,030
Lease payments	(4,341)
Interest expense on lease liabilities	3,067
Balance at July 31, 2020	29,116
Assumed on business combination (Note 15)	17,059
Lease disposals	(789)
Lease payments	(4,835)
Interest expense on lease liabilities	3,334
Balance at July 31, 2021	43,885
Current	1,730
Non-current	42,155